Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.9%)
Communication Services (0.4%)
Comcast Corp. Class A	6,154,482	195,343
Consumer Discretionary (12.0%)
TJX Cos. Inc.	32,123,850	2,316,130
McDonald's Corp.	5,996,876	1,635,108
NIKE Inc. Class B	14,854,326	1,376,699
Home Depot Inc.	3,153,585	933,871
		6,261,808
Consumer Staples (15.1%)
Colgate-Palmolive Co.	23,372,041	1,725,792
PepsiCo Inc.	8,539,179	1,550,544
Procter & Gamble Co.	10,138,846	1,365,398
Coca-Cola Co.	20,650,771	1,235,949
Costco Wholesale Corp.	2,191,388	1,098,981
Diageo plc	21,972,876	904,239
		7,880,903
Financials (8.5%)
Marsh & McLennan Cos. Inc.	8,807,118	1,422,262
Chubb Ltd.	6,390,463	1,373,247
American Express Co.	6,899,286	1,024,199
PNC Financial Services Group Inc.	4,001,572	647,574
		4,467,282
Health Care (18.5%)
UnitedHealth Group Inc.	3,967,182	2,202,381
Stryker Corp.	6,905,037	1,582,911
Johnson & Johnson	8,267,659	1,438,324
Danaher Corp.	4,410,024	1,109,871
Medtronic plc	12,684,304	1,107,847
Baxter International Inc.	16,576,448	900,930
Merck & Co. Inc.	7,847,792	794,196
Pfizer Inc.	11,049,853	514,371
		9,650,831
Industrials (21.0%)
Northrop Grumman Corp.	3,430,395	1,883,321
Honeywell International Inc.	8,697,718	1,774,508
General Dynamics Corp.	5,570,714	1,391,564
Raytheon Technologies Corp.	13,730,740	1,301,949
Union Pacific Corp.	5,721,760	1,127,988
Canadian National Railway Co.	9,141,864	1,083,053
United Parcel Service Inc. Class B (XNYS)	5,921,866	993,511
Lockheed Martin Corp.	1,823,908	887,660

		Shares	Market Value ($000)
	Deere & Co.	1,417,859	561,217
			11,004,771
Information Technology (13.8%)
	Visa Inc. Class A	6,888,638	1,427,050
	Mastercard Inc. Class A	3,732,371	1,224,890
	Microsoft Corp.	5,182,310	1,202,970
	Accenture plc Class A	4,223,497	1,199,051
	Texas Instruments Inc.	7,295,937	1,171,946
	Automatic Data Processing Inc.	4,143,705	1,001,533
			7,227,440
Materials (4.9%)
	Linde plc	4,442,957	1,321,113
	Ecolab Inc.	7,904,944	1,241,630
			2,562,743
Real Estate (2.7%)
	Public Storage	2,390,232	740,374
	American Tower Corp.	3,295,790	682,855
			1,423,229
Total Common Stocks (Cost $29,499,296)			50,674,350
Temporary Cash Investments (2.8%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 3.117%	262	26
		Face Amount ($000)
Repurchase Agreements (2.2%)
	Credit Agricole Securities 2.980%, 11/1/22 (Dated 10/31/22, Repurchase Value $91,808,000, collateralized by U.S. Treasury Note/Bond 3.250%, 5/15/42, with a value of $93,636,000)	91,800	91,800
	Natixis SA 2.980%, 11/1/22 (Dated 10/31/22, Repurchase Value $358,630,000, collateralized by Federal Home Loan Bank 6.300%, 10/6/42, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 7/15/24–2/15/50, and U.S. Treasury Note/Bond 0.125%–4.625%, 11/15/22–2/15/52, with a value of $365,772,000)	358,600	358,600
	NatWest Markets plc 3.000%, 11/1/22 (Dated 10/31/22, Repurchase Value $579,548,000, collateralized by U.S. Treasury Note/Bond 0.125%–1.750%, 5/15/23–11/15/31, with a value of $591,090,000)	579,500	579,500
	Societe Generale 2.990%, 11/1/22 (Dated 10/31/22, Repurchase Value $129,011,000, collateralized by Freddie Mac 4.500%, 4/1/47–1/1/49, Ginnie Mae 1.625%–4.500%, 1/20/26–9/20/47 and U.S. Treasury Note/Bond 0.375%–0.750%, 5/31/26–9/30/27, with a value of $131,580,000)	129,000	129,000
			1,158,900

	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.6%)
United States Treasury Bill, 3.076%–3.139%, 11/15/22	275,000	274,675
Total Temporary Cash Investments (Cost $1,433,598)		1,433,601
Total Investments (99.7%) (Cost $30,932,894)		52,107,951
Other Assets and Liabilities—Net (0.3%)		176,139
Net Assets (100%)		52,284,090
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	49,770,111	904,239	—	50,674,350
Temporary Cash Investments	26	1,433,575	—	1,433,601
Total	49,770,137	2,337,814	—	52,107,951